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                         Vanguard(R) Growth Equity Fund
               Supplement to the Prospectus Dated January 31, 2002

Fund Manager
Effective September 27, 2002, John Hammerschmidt is no longer a manager of the Fund. Robert E. Turner, Mark Turner, and Christopher McHugh will continue to
serve  as  the  managers   primarily   responsible  for  overseeing  the  Fund's
investments.


(C)2002 The Vanguard Group, Inc. All rights reserved.
Vanguard Marketing Corporation, Distributor.                        PS544 102002